UNITED STATED
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                   ---------------------------------------------

          AmeriPrime Advisors Trust
--------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         431  N. Pennsylvania St.       Indianapolis, IN    46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   ---------------
Date of fiscal year end:   11/30
                        ------------

Date of reporting period:  05/31/04
                           --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

                           ==========================
                                Bull Moose Growth
                                      Fund
                           ==========================












                               Semi-Annual Report

                                  May 31, 2004

                                   (Unaudited)







                                  Fund Adviser:

                         The Roosevelt Investment Group
                               317 Madison Avenue
                                   Suite 1004
                               New York, NY 10017

                            Toll Free: (877) 322-0576


Bull Moose Growth Fund
Schedule of Investments
May 31, 2004 (Unaudited)

Common Stocks - 74.49%                                                                    Shares                 Value
                                                                                       --------------        ---------------


Agricultural Chemicals - 0.94%
IMC Global, Inc.                                                                               2,000          $      24,900
                                                                                                             ---------------

Biological Products - 1.07%
Novavax, Inc. (a)                                                                              6,000                 28,200
                                                                                                             ---------------

Bituminous Coal & Lignite Surface Mining - 1.22%
Peabody Energy Corp.                                                                             650                 32,331
                                                                                                             ---------------

Cable & Other Pay Television Services - 0.89%
Liberty Media Corp. - Class A (a)                                                              2,144                 23,541
                                                                                                             ---------------

Chemical & Allied Products - 2.61%
Monsanto Co.                                                                                   2,000                 69,000
                                                                                                             ---------------

Commercial Printing - 1.60%
Donnelley, R.R. & Sons                                                                         1,400                 42,364
                                                                                                             ---------------

Converted Paper & Paperboard Products - 2.56%
3M Co.                                                                                           800                 67,648
                                                                                                             ---------------

Crude Petroleum & Natural Gas - 2.80%
Talisman Energy, Inc.                                                                          3,750                 73,837
                                                                                                             ---------------

Drawing & Insulating of Nonferrous Wire - 2.42%
Corning, Inc. (a)                                                                              5,150                 63,809
                                                                                                             ---------------

Drilling Oil & Gas Wells - 1.57%
Nabors Industries Ltd. (a)                                                                     1,000                 41,400
                                                                                                             ---------------

Food & Kindred Products - 1.82%
Altria Group, Inc.                                                                             1,000                 47,970
                                                                                                             ---------------

Gold & Silver Ores - 1.58%
Novagold Resources, Inc. (a)                                                                  10,000                 41,600
                                                                                                             ---------------

Heating & Cooling Equipment - 2.13%
American Standard Companies, Inc. (a)                                                          1,500                 56,280
                                                                                                             ---------------

Hospital & Medical Service Plans - 2.47%
UnitedHealth Group, Inc.                                                                       1,000                 65,250
                                                                                                             ---------------

Industrial Inorganic Chemicals - 3.27%
Minerals Technology, Inc.                                                                      1,500                 86,250
                                                                                                             ---------------

Miscellaneous Chemical Products - 1.50%
Cabot Corp.                                                                                    1,100                 39,534
                                                                                                             ---------------

Miscellaneous Transportation Equipment - 0.99%
Polaris Industries, Inc.                                                                         600                 26,040
                                                                                                             ---------------

National Commercial Banks - 4.21%
MBNA Corp.                                                                                     2,050                 52,070
Wachovia Corp.                                                                                 1,250                 59,013
                                                                                                             ---------------
                                                                                                                    111,083
                                                                                                             ---------------


See accompanying notes which are an integral part of the financial statements.

                                        1

Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2004 (Unaudited)

Common Stocks - 74.49% - continued                                                        Shares                 Value
                                                                                       --------------        ---------------

Office Furniture - 1.82%
Herman Miller, Inc.                                                                            2,000          $      48,160
                                                                                                             ---------------

Perfumes, Cosmetics & Other Toilet Preparations - 3.36%
Avon Products, Inc.                                                                            1,000                 88,660
                                                                                                             ---------------

Petroleum Refining - 1.34%
Suncor Energy, Inc.                                                                            1,500                 35,475
                                                                                                             ---------------

Pharmaceutical Preparations - 4.68%
Allergan, Inc.                                                                                   400                 35,560
Hollis-Eden Pharmaceuticals (a)                                                                3,100                 31,899
IVAX Corp.                                                                                     2,300                 56,005
                                                                                                             ---------------
                                                                                                                    123,464
                                                                                                             ---------------
Photographic Equipment & Supplies - 1.47%
IMAX Corp. (a)                                                                                 7,000                 38,920
                                                                                                             ---------------

Primary Smelting & Refining of Nonferrous Metals - 3.29%
Inco Ltd. (a)                                                                                  1,850                 59,737
Phelps Dodge Corp.                                                                               400                 27,160
                                                                                                             ---------------
                                                                                                                     86,897
                                                                                                             ---------------

Radiotelephone Communications - 0.72%
Vodafone Group Plc. (c)                                                                          800                 19,008
                                                                                                             ---------------

Radio & TV Broadcasting & Communications Equipment - 1.43%
Scientific-Atlanta, Inc.                                                                       1,100                 37,862
                                                                                                             ---------------

Railroads - 1.97%
Kansas City Southern (a)                                                                       4,000                 52,000
                                                                                                             ---------------

Retail - Hobby, Toy & Game Shops - 1.19%
Toys "R" Us, Inc. (a)                                                                          2,000                 31,440
                                                                                                             ---------------

Retail - Retail Stores - 2.12%
PETsMART, Inc.                                                                                 1,800                 55,962
                                                                                                             ---------------

Semiconductors & Related Devices - 1.68%
Microchip Technology, Inc.                                                                     1,400                 44,394
                                                                                                             ---------------

Services - Computer Programming, Data Processing, Etc. - 1.66%
Red Hat, Inc. (a)                                                                              1,600                 43,728
                                                                                                             ---------------

Services - Engineering, Accounting, Research, Management - 1.42%
PayChex, Inc.                                                                                  1,000                 37,510
                                                                                                             ---------------

Services - Miscellaneous Heath & Allied Services - 0.89%
Lincare Holdings, Inc.                                                                           700                 23,527
                                                                                                             ---------------

Services - Prepackaged Software - 1.05%
Microsoft Corp.                                                                                1,050                 27,668
                                                                                                             ---------------

Services - Skilled Nursing Care Facilities - 1.78%
Manor Care, Inc.                                                                               1,500                 46,995
                                                                                                             ---------------


See accompanying notes which are an integral part of the financial statements.

                                       2


Bull Moose Growth Fund
Schedule of Investments - continued
May 31, 2004 (Unaudited)

Common Stocks - 74.49% - continued                                                        Shares                 Value
                                                                                       --------------        ---------------

State Commercial Bank - 0.88%
North Fork Bancorporation, Inc.                                                                  600          $      23,100
                                                                                                             ---------------

Surgical & Medical Instruments & Apparatus - 2.85%
Boston Scientific Corp. (a)                                                                    1,700                 75,310
                                                                                                             ---------------

Telephone & Telegraph Apparatus - 1.00%
Comverse Technology, Inc. (a)                                                                  1,500                 26,505
                                                                                                             ---------------

Transportation Services - 0.77%
InterActiveCorp (a)                                                                              650                 20,319
                                                                                                             ---------------

Womens', Misses', Children's & Infants' Undergarments - 1.47%
The Warnaco Group, Inc. (a)                                                                    1,950                 38,863
                                                                                                             ---------------

TOTAL COMMON STOCKS (Cost $1,665,797)                                                                             1,966,804
                                                                                                             ---------------

Warrants - 0.73%
Inco Ltd., Expires 08/21/2006 (a)                                                              1,500                 19,290
                                                                                                             ---------------

TOTAL WARRANTS (Cost $20,865)                                                                                        19,290
                                                                                                             ---------------

                                                                                         Principal
                                                                                          Amount
                                                                                       --------------
Convertible Corporate Bonds - 0.89%
Corning, Inc., 0.00%, 11/08/2015                                                        $     30,000                 23,512
                                                                                                             ---------------

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $19,957)                                                                     23,512
                                                                                                             ---------------

U.S. Treasury & Agency Obligations - 0.46%
U.S. Treasury Inflationary Index Note, 3.00%, 07/15/2012                                       5,210                  5,667
U.S. Treasury STRIP Note, 0.00%, 11/15/2027                                                   25,000                  6,584
                                                                                                             ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $12,799)                                                              12,251
                                                                                                             ---------------

                                                                                          Shares
                                                                                       --------------
Money Market Securities - 4.81%
Huntington Money Market Fund, 0.20% (b)                                                      127,000                127,000
                                                                                                             ---------------

TOTAL MONEY MARKET SECURITIES (Cost $127,000)                                                                       127,000
                                                                                                             ---------------

TOTAL INVESTMENTS (Cost $1,846,418) - 81.38%                                                                  $   2,148,857
                                                                                                             ---------------

Other Assets in Excess of Liabilities - 18.62%                                                                      491,625
                                                                                                             ---------------

TOTAL NET ASSETS - 100.00%                                                                                    $   2,640,482
                                                                                                             ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2004.
(c) American Depositary Receipts.


See accompanying notes which are an integral part of the financial statements.

                                       3

Bull Moose Growth Fund
Statement of Assets and Liabilities
May 31, 2004 (Unaudited)



Assets
Investments in securities, at value (cost $1,846,418)                                                $     2,148,857
Cash                                                                                                         494,967
Receivable for fund shares sold                                                                               25,017
Dividends receivable                                                                                           1,780
Interest receivable                                                                                               80
                                                                                                    -----------------
     Total assets                                                                                          2,670,701
                                                                                                    -----------------

Liabilities
Payable for securities purchased                                                                              27,547
Payable to adviser                                                                                             2,152
Trustee fees accrued                                                                                             520
                                                                                                    -----------------
     Total liabilities                                                                                        30,219
                                                                                                    -----------------

Net Assets                                                                                           $     2,640,482
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                            2,216,929
Accumulated net investment (loss)                                                                            (34,747)
Accumulated undistributed net realized gain from investment transactions                                     155,861
Net unrealized appreciation on investments                                                                   302,439
                                                                                                    -----------------

Net Assets                                                                                           $     2,640,482
                                                                                                    =================

Shares outstanding (unlimited number of shares authorized)                                                   207,145
                                                                                                    -----------------

Net Asset Value
offering price and redemption price per share                                                        $         12.75
                                                                                                    =================


See accompanying notes which are an integral part of the financial statements.

                                       4

Bull Moose Growth Fund
Statement of Operations
Six months ended May 31, 2004 (Unaudited)



Investment Income
Dividend income                                                                                      $      10,892
Interest income                                                                                              1,009
                                                                                                    ---------------
  Total Income                                                                                              11,901
                                                                                                    ---------------

Expenses
Investment adviser fee                                                                                      13,538
Trustee expenses                                                                                               999
                                                                                                    ---------------
  Total Expenses                                                                                            14,537
                                                                                                    ---------------
Net Investment (Loss)                                                                                       (2,636)
                                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                                                 160,692
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                               (112,407)
                                                                                                    ---------------
Net realized and unrealized gain (loss) on investment securities                                            48,285
                                                                                                    ---------------
Net increase in net assets resulting from operations                                                 $      45,649
                                                                                                    ===============


See accompanying notes which are an integral part of the financial statements.

                                       5

Bull Moose Growth Fund
Statements of Changes In Net Assets

                                                                   Six months ended
                                                                     May 31, 2004                 Year ended
                                                                      (Unaudited)              November 30, 2003
                                                                ------------------------  ----------------------------
Operations
  Net investment (loss)                                          $               (2,636)   $                     (834)
  Net realized gain on investment securities                                    160,692                        65,659
  Change in net unrealized appreciation (depreciation)                         (112,407)                      399,947
                                                                ------------------------  ----------------------------
  Net increase in net assets resulting from operations                           45,649                       464,772
                                                                ------------------------  ----------------------------

Distributions
  From net investment income                                                    (32,112)                            -
  From net realized gain                                                        (36,943)                            -
                                                                ------------------------  ----------------------------
  Total distributions                                                           (69,055)                            -
                                                                ------------------------  ----------------------------

Capital Share Transactions
  Proceeds from shares sold                                                     919,123                     1,200,087
  Reinvestment of distributions                                                  69,055                             -
  Amount paid for shares repurchased                                           (668,984)                     (116,760)
                                                                ------------------------  ----------------------------
  Net increase in net assets resulting
     from share transactions                                                    319,194                     1,083,327
                                                                ------------------------  ----------------------------

Total Increase in Net Assets                                                    295,788                     1,548,099
                                                                ------------------------  ----------------------------

Net Assets
  Beginning of period                                                         2,344,694                       796,595
                                                                ------------------------  ----------------------------

  End of period                                                  $            2,640,482    $                2,344,694
                                                                ========================  ============================

Accumulated net investment (loss)                                $              (34,747)   $                        -
                                                                ------------------------  ----------------------------

Capital Share Transactions
  Shares sold                                                                    71,107                       111,323
  Shares issued in reinvestment of distributions                                  5,209                             -
  Shares repurchased                                                            (51,124)                      (10,333)
                                                                ------------------------  ----------------------------

  Net increase from capital transactions                                         25,192                       100,990
                                                                ========================  ============================


See accompanying notes which are an integral part of the financial statements.

                                       6

Bull Moose Growth Fund
Financial Highlights
                                                                      Six months ended                              For the
                                                                        May 31, 2004          Year ended          Period ended
                                                                        (Unaudited)       November 30, 2003    November 30, 2002 (a)
                                                                      -----------------   -------------------  -------------------

Selected Per Share Data (For a share outstanding throughout the period)
Net asset value, beginning of period                                   $         12.89     $            9.84    $           10.00
                                                                      -----------------   -------------------  -------------------
Income from investment operations
  Net investment gain (loss)                                                      0.02                 (0.01)               (0.04)
  Net realized and unrealized gain (loss)                                         0.16                  3.06                (0.12)
                                                                      -----------------   -------------------  -------------------
Total from investment operations                                                  0.18                  3.05                (0.16)
                                                                      -----------------   -------------------  -------------------
Less Distributions to shareholders:
  From net investment income                                                     (0.15)                    -                    -
  From net realized gain                                                         (0.17)                    -                    -
                                                                      -----------------   -------------------  -------------------
Total distributions                                                              (0.32)                    -                    -
                                                                      -----------------   -------------------  -------------------

Net asset value, end of period                                         $         12.75     $           12.89    $            9.84
                                                                      =================   ===================  ===================

Total Return                                                                     1.34% (b)            31.00%               -1.60%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                        $         2,640     $           2,345    $             797
Ratio of expenses to average net assets                                          1.07% (c)             1.15%                1.43%(c)
Ratio of net investment income to
   average net assets                                                          (0.19)% (c)           (0.06)%              (0.38)%(c)
Portfolio turnover rate                                                         19.74%                54.18%               52.75%

(a)    For the period December 21, 2001 (Commencement of Operations) through
       November 30, 2002.
(b)    For periods of less than a full year, total return is not annualized.
(c)    Annualized.


See accompanying notes which are an integral part of the financial statements.

                             Bull Moose Growth Fund
                        Notes to the Financial Statements
                                  May 31, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The Bull Moose Growth Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on June 28, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment objective is long term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                             Bull Moose Growth Fund
                        Notes to the Financial Statements
                            May 31, 2004 - continued
                                   (Unaudited)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses, and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2004, the Adviser earned a fee of $13,538 from the Fund. At May 31, 2004, the Fund owed the Adviser $2,152 for its services.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreement. Certain
Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 that permits the Fund to pay certain distribution and promotion expenses related to marketing shares of the Fund; however the plan has not been activated. As a result there were no 12b-1 payments made for the period ended May 31, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended May 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
     U.S. Government Obligations $          -
     Other                          1,108,232
Sales
     U.S. Government Obligations $          -
     Other                          1,263,760

                             Bull Moose Growth Fund
                        Notes to the Financial Statements
                            May 31, 2004 - continued
                                   (Unaudited)

NOTE 4.  INVESTMENTS - continued

As of May 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation        $         323,484

Gross depreciation                  (21,045)

                         -------------------
Net appreciation
  on investments          $         302,439
                         ===================

At May 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,846,418.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders during the fiscal years ended November 30, 2003 and 2002.

As of November 30, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)               $          -
Undistributed long-term capital gain/(accumulated losses)              32,112
Unrealized appreciation/(depreciation)                                414,846
                                                                --------------
                                                                 $    446,958
                                                                ==============

For the six months ended May 31, 2004, capital gain distributions in the amount of $0.17 per share were paid on December 30, 2003 to shareholders of record on December 29, 2003. Ordinary income distributions in the amount of $0.15 per share were paid on February 13, 2004 to shareholders of record on February 12, 2004. The Fund paid short-term capital gains of $32,479, long-term capital gains of $4,464 and ordinary income dividends of $32,112.

NOTE 7. CHANGE IN ACCOUNTANTS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Fund's Audit Committee and Board selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending November 30, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy resigned as independent auditors to the Fund. McCurdy's reports on the Fund's financial statements for the fiscal years

                             Bull Moose Growth Fund
                       Notes to the Financial Statements
                            May 31, 2004 - continued
                                  (Unaudited)

NOTE 7. CHANGE IN ACCOUNTANTS - continued

ended November 30, 2003 and 2002 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the two-year period ended October 31, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at (877) 322-0576 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISER
The Roosevelt Investment Group
317 Madison Avenue
Suite 1004
New York, NY  10017

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.   Not Applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable.

Item 4. Principal Accountant Fees and Services.  Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6. Schedule of Investments.  Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

         The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 24, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust
                -----------------------------
By*
     /s/   Anthony J. Ghoston
 -------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date     8/3/04
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Anthony J. Ghoston
 -------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date     8/3/04
    ----------------------------------------------------------------------------

By
*      /s/ Thomas G. Napurano
 -------------------------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date   8/3/04
    ----------------------------------------------------------------------------